Share based compensation (Schedule of Restricted Share Activity) (Details) ¥ in Thousands	12 Months Ended
	Dec. 31, 2016 CNY (¥) $ / shares	Dec. 31, 2016 CNY (¥) shares	Dec. 31, 2015 $ / shares	Dec. 31, 2015 CNY (¥) shares	Dec. 31, 2014 CNY (¥) shares
Weighted-Average Grant-Date Fair Value
Weighted average recognition period for unamortized share-based compensation cost		11 months 12 days
Service-Based Restricted Share Units (RSUs)
Number of Shares
Outstanding, beginning (in shares) | shares		290,448		34,489
Granted (in shares) | shares		100,000		300,975
Vested (in shares) | shares		(84,107)		(8,659)
Forfeited (in shares) | shares		(65,075)		(36,357)
Outstanding, ending ( in shares) | shares		241,266		290,448	34,489
Weighted-Average Grant-Date Fair Value
Outstanding (in dollars per share) | $ / shares	$ 17.33		$ 22.23
Granted (in dollars per share) | $ / shares	4.08		16.85
Vested (in dollars per share) | $ / shares	18.55		22.26
Forfeited (in dollars per share) | $ / shares	16.04		16.80
Outstanding (in dollars per share) | $ / shares	$ 11.77		$ 17.33
Share-based compensation expenses | ¥		¥ 9,615		¥ 7,945	¥ 542
Unamortized share-based compensation cost, founders' shares | ¥	$ 15,046	¥ 15,046
Weighted average recognition period for unamortized share-based compensation cost		2 years 9 months 15 days